Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and contingencies
Commitments and contingencies

26. Commitments and contingencies

a   Operating lease commitments

The Group has outstanding commitments on non-cancelable operating lease agreements which are expected to commence after December 31, 2022. Operating lease commitments contracted but not yet reflected in the consolidated financial statements as of December 31, 2022 are as follows:

		Less than			Over 5
	Total	1 year	1-3 Years	3-5 Years	Years
Operating lease commitments	79,158	29,318	45,408	3,854	578

These operating leases will commence after December 31, 2022 with lease terms from 1 year to 7 years.

26. Commitments and contingencies (Continued)

b   Litigation and other contingencies

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, the Group does not believe that the ultimate outcome of any unresolved matters, individually and in the aggregate, is reasonably possible to have a material adverse effect on the Group’s financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis.

Starting in July 2021, the Company and certain of its officers and directors were named as defendants in several putative securities class actions filed in federal court and state court in the United States. These actions alleged, in sum and substance, that the registration statement and prospectus the Group prepared for its initial public offering contained material misstatements and omissions. Upon the issuance date of the consolidated financial statements for the year ended December 31, 2022, both the consolidated federal action and the state court action remain in their preliminary stages. The Group intends to vigorously defend itself against these claims and is currently unable to predict the timing, outcome or consequences of these actions, or estimate the possible loss or possible range of loss, if any, associated with the resolution of these lawsuits. The results from the lawsuits could have an adverse effect on the Group’s consolidated financial position, results of operations, or cash flows in the future.

After our initial public offering in the United States, the SEC contacted the Company and made inquiries in relation to the offering. The Company is cooperating with the investigation, subject to strict compliance with applicable PRC laws and regulations. The Group is currently unable to predict the timing, outcome or consequences of such an investigation.